CONSOLIDATED BALANCE SHEETS (USD $)	Sep. 30, 2013	Mar. 31, 2013
Current Assets:
Cash	$ 195,990	$ 64,607
Accounts receivable	48,635	15,110
Inventory	103,787	7,573
Prepaid Expenses and other current assets	46,333	0
Total Current Assets	394,745	87,290
Fixed Assets, net	315,068	38,083
Deposits - related party	81,900	15,000
Total Assets	791,713	140,373
Current Liabilities:
Accounts payable	78,993	12,651
Accounts payable - related party	0	490
Accrued expenses	18,162	5,400
Accrued interest	0	1,315
Notes payable	0	150,000
Total Current Liabilities	97,155	169,856
Total Liabilities	97,155	169,856
Stockholders' Deficit:
Common stock, Class A, $0.001 par value, 1,000,000 shares authorized, 100,000 shares issued and outstanding as of March 31, 2013	79,637	77,500
Additional paid in capital	1,066,638	176,405
Common stock issuable	500,000	0
Deficit accumulated during development stage	(951,717)	(283,388)
Total Stockholders' Deficit	694,558	(29,483)
Total Liabilities and Stockholders' Deficit	791,713	140,373
Predecessor [Member]
Current Assets:
Cash		64,607
Accounts receivable		15,110
Inventory		7,573
Total Current Assets		87,290
Fixed Assets, net		38,083
Deposits - related party		15,000
Total Assets		140,373
Current Liabilities:
Accounts payable		12,651
Accounts payable - related party		490
Accrued expenses		5,400
Accrued interest		1,315
Notes payable		150,000
Total Current Liabilities		169,856
Total Liabilities		169,856
Stockholders' Deficit:
Common stock, Class A, $0.001 par value, 1,000,000 shares authorized, 100,000 shares issued and outstanding as of March 31, 2013		100
Additional paid in capital		253,805
Deficit accumulated during development stage		(283,388)
Total Stockholders' Deficit		(29,483)
Total Liabilities and Stockholders' Deficit		$ 140,373